Bank Loans and issuance of Debt Securities - Summary of Debt Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Long-Term	$ 4,437,043	$ 4,535,863	$ 4,110,846
Total	16,437,043
Grupo Aeroportuariodel Pacifico S A B De C V [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	2,200,000
Long-Term	13,399,433	12,759,435	12,769,461
Total	15,599,433	12,759,435	12,769,461
MBJA [Member]
Disclosure of detailed information about borrowings [Line Items]
Current			141,412
Long-Term	837,610	776,428	341,385
Total	837,610	776,428	482,797
Related parties [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	2,200,000		141,412
Long-Term	14,237,043	13,535,863	13,110,846
Total	$ 16,437,043	$ 13,535,863	$ 13,252,258